Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment Information
SEGMENT INFORMATION
Our business consists of three operating segments: (1) Floaters, which includes our drillships and semisubmersible rigs, (2) Jackups and (3) Other, which consists of management services on rigs owned by third-parties. Our two reportable segments, Floaters and Jackups, provide one service, contract drilling.
Segment information for each of the years in the three-year period ended December 31, 2013 is presented below (in millions).  General and administrative expense and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income and were included in "Reconciling Items."  We measure segment assets as property and equipment.

Year Ended December 31, 2013

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$2,760.8	$1,684.0	$75.1	$4,519.9	$—	$4,519.9
Operating expenses
Contract drilling (exclusive of depreciation)	1,209.7	811.9	58.5	2,080.1	—	2,080.1
Depreciation	364.8	156.9	—	521.7	6.5	528.2
General and administrative	—	—	—	—	146.8	146.8
Operating income (loss)	$1,186.3	$715.2	$16.6	$1,918.1	$(153.3)	$1,764.8
Property and equipment, net	$11,303.4	$2,961.6	$—	$14,265.0	$46.0	$14,311.0
Capital expenditures	$1,031.3	$710.6	$—	$1,741.9	$26.6	$1,768.5

Year Ended December 31, 2012

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$2,300.8	$1,485.6	$82.8	$3,869.2	$—	$3,869.2
Operating expenses
Contract drilling (exclusive of depreciation)	956.0	730.8	61.1	1,747.9	—	1,747.9
Depreciation	305.7	161.5	—	467.2	8.9	476.1
General and administrative	—	—	—	—	148.9	148.9
Operating income (loss)	$1,039.1	$593.3	$21.7	$1,654.1	$(157.8)	$1,496.3
Property and equipment, net	$10,727.6	$2,389.8	$—	$13,117.4	$28.2	$13,145.6
Capital expenditures	$1,520.1	$192.2	$—	$1,712.3	$2.7	$1,715.0

Year Ended December 31, 2011

	Floaters	Jackups	Other	Operating Segments Total	Reconciling Items	Consolidated Total
Revenues	$1,352.6	$1,194.2	$52.4	$2,599.2	$—	$2,599.2
Operating expenses
Contract drilling (exclusive of depreciation)	630.2	613.0	42.9	1,286.1	—	1,286.1
Depreciation	189.1	164.1	—	353.2	4.4	357.6
General and administrative	—	—	—	—	158.6	158.6
Operating income (loss)	$533.3	$417.1	$9.5	$959.9	$(163.0)	$796.9
Property and equipment, net	$9,923.6	$2,462.4	$12.8	$12,398.8	$23.1	$12,421.9
Capital expenditures	$355.4	$276.3	$—	$631.7	$14.0	$645.7

Information about Geographic Areas

As of December 31, 2013, our Floaters segment consisted of seven drillships, 13 dynamically positioned semisubmersible rigs and six moored semisubmersible rigs deployed in various locations throughout North and South America, Middle East and Africa, Asia Pacific, Europe and Mediterranean and Brazil. Additionally, our Floaters segment consisted of three ultra-deepwater drillships under construction in South Korea.  Our Jackups segment consisted of 47 jackup rigs, of which 44 were deployed in various locations throughout North and South America, Middle East and Africa, Asia Pacific and Europe and Mediterranean, and three were under construction in Singapore.

As of December 31, 2013, the geographic distribution of our drilling rigs by operating segment was as follows:

	Floaters(1)	Jackups(1)	Total(1)(2)
North & South America (excluding Brazil)	8	14	22
Middle East & Africa	6	10	16
Asia & Pacific Rim	3	10	13
Europe & Mediterranean	2	10	12
Brazil	7	—	7
Asia & Pacific Rim (under construction)	3	3	6
Total	29	47	76

(1)	The table above includes the five floaters classified as "held for sale" as of June 30, 2014, as well as ENSCO 69, Pride Wisconsin and ENSCO 85 which were sold during 2014.

(2)	We provide management services on two rigs owned by third-parties not included in the table above.

For purposes of our geographic disclosure, we attribute revenues to the geographic location where such revenues are earned and assets to the geographic location of the drilling rig as of the end of the applicable year. For new construction projects, assets are attributed to the location of future operation if known or to the location of construction if the ultimate location of operation is undetermined. Information by country for those countries that account for more than 10% of total revenues or 10% of our long-lived assets was as follows (in millions):

	Revenues			Long-lived Assets
	2013	2012	2011	2013	2012	2011
United States	$1,724.9	$1,291.3	$753.8	$4,617.8	$4,525.9	$3,450.6
Brazil	683.7	776.3	430.9	2,447.5	2,911.3	3,101.8
Angola	467.1	341.6	209.5	2,543.7	2,147.2	1,347.9
Other countries	1,644.2	1,460.0	1,205.0	4,702.0	3,561.2	4,521.6
Total	$4,519.9	$3,869.2	$2,599.2	$14,311.0	$13,145.6	$12,421.9